Share capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025 CAD ($) Shares shares	Jan. 31, 2025 CAD ($) shares	Apr. 30, 2024 CAD ($) Shares shares	Apr. 30, 2025 CAD ($) Shares shares	Apr. 30, 2024 CAD ($) Shares shares
Disclosure of classes of share capital [line items]
Balance at beginning of period		$ 59,007		$ 59,007
Balance at end of period	$ 61,946		$ 55,656	$ 61,946	$ 55,656
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	940,081,255	942,294,598	937,223,345	942,294,598	931,098,941
Equity-settled share-based compensation plans, Number of shares | Shares	143,000		313,852	1,404,526	692,877
Shareholder investment plan, Number of shares | shares			4,693,884	629	9,811,613
Employee share purchase plan, Number of shares | shares			786,615		1,457,807
Number of shares issued, Number of shares | shares	940,224,255		943,017,696	943,699,753	943,061,238
Purchase of common shares for cancellation, Number of shares | shares	(6,000,000)			(9,500,000)
Treasury shares, Number of shares | shares	5,934		(15,277)	30,436	(58,819)
Ending balance, Number of shares | shares	934,230,189	940,081,255	943,002,419	934,230,189	943,002,419
Balance at beginning of period	$ 17,027	$ 17,011	$ 16,447	$ 17,011	$ 16,082
Equity-settled share-based compensation plans	9		17	86	37
Shareholder investment plan, Amount			299		607
Employee share purchase plan, Amount			51		90
Number of shares issued, Amount	17,036		16,814	17,097	16,816
Purchase of common shares for cancellation, Amount	(109)			(172)
Treasury shares, Amount	2		(1)	4	(3)
Balance at end of period	$ 16,929	$ 17,027	$ 16,813	$ 16,929	$ 16,813